PRUDENTIAL INVESTMENTS » MUTUAL FUNDS
Prudential  Defensive Equity Fund
(formerly, Target Moderate Allocation Fund)
A: PAMGX	B: DMGBX	C: PIMGX	R: SPMRX	X: N/A	Z: PDMZX
SUMMARY PROSPECTUS • September 28, 2012 (as amended on May 8, 2013)

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can ﬁnd the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.prudentialfunds.com/docs. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: PrudentialDefensiveEquityFund@prudentialfundsemail.com. The Fund's Prospectus and SAI, both dated September 28, 2012 (as amended on May 8, 2013), as supplemented and amended from time to time, and the Fund's most recent shareholder report, dated July 31, 2012, are all incorporated by reference into (legally made a part of) this Summary Prospectus.
INVESTMENT OBJECTIVES
The investment objective of the Fund is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 53 of the Fund's Prospectus and in Rights of Accumulation on page 68 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum deferred sales charge (load)	1%	5%	1%	None	6%	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	$15	$15	$15	None	$15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class X	Class Z
Management fees	.75%	.75%	.75%	.75%	.75%	.75%
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.75	1.00	None
+ Other expenses	.41	.41	.41	.41	.41	.41
= Total annual Fund operating expenses	1.46	2.16	2.16	1.91	2.16	1.16
– Fee waiver or expense reimbursement	(.05)	None	None	(.25)	None	None
= Net annual Fund operating expenses	1.41	2.16	2.16	1.66	2.16	1.16
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$686	$982	$1,299	$2,196	$686	$982	$1,299	$2,196
Class B	$719	$976	$1,259	$2,232	$219	$676	$1,159	$2.232
Class C	$319	$676	$1,159	$2,493	$219	$676	$1,159	$2,493
Class R	$169	$576	$1,008	$2,212	$169	$576	$1,008	$2,212
Class X	$819	$1,076	$1,459	$2,493	$219	$676	$1,159	$2,493
Class Z	$118	$368	$638	$1,409	$118	$368	$638	$1,409
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° The distributor of the Fund has contractually agreed through November 30, 2013 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50% of the average daily net assets of Class R shares. These waivers may not be terminated prior to November 30, 2013. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor and the Fund’s Board of Trustees.
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 174% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing in a well diversified portfolio of equity and equity-related securities. Under normal market conditions, the Fund will invest at least 80% of its investable assets (net assets plus borrowings for investment purposes, if any) in equity and equity-related securities. For purposes of this 80% policy, equity and equity-related securities include (i) common and preferred stock (and securities convertible into, or that the Subadviser expects to be exchanged for, common or preferred stock), (ii) exchange-traded funds (“ETFs”), and (iii) synthetic instruments and derivatives that have economic characteristics that are similar to equity securities, including certain options, futures, swaps, and exchange-traded notes (“ETNs”) whose interest or principal payments are linked to one or more equity securities or equity indices. The Subadviser will evaluate investments across equity market sectors, based on a variety of factors, including but not limited to momentum, valuation, volatility and correlation, and will allocate and periodically rebalance the Fund’s portfolio across the different sectors based on changes in these factors. The Subadviser may also use risk mitigation techniques to reduce downside risk. Investment decisions will be determined using a combination of quantitative tools and the judgment of the Subadviser's investment professionals.
The Fund may invest up to 20% of its total assets in debt securities of varying credit quality. The Fund may invest up to 20% of total assets in securities of foreign issuers. The Fund may invest up to 25% of its total assets in derivatives, including options, futures and swaps.
While we make every effort to achieve the Fund’s objective, we can’t guarantee success.
The Fund will provide 60 days’ prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in equity and equity-related securities.
Principal Risks of Investing in the Fund. All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.
Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.
Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Sector Focused Investing Risk. The risk that events negatively affecting an industry or market sector in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly.
Derivatives Risk. The Fund may engage in a variety of transactions using “derivatives,” such as futures, options, forwards and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund will use derivatives both for hedging purposes (to seek to reduce risk) and for non-hedging purposes (to seek to increase return consistent with the Fund's investment objective). Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the investment subadviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.
Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.
Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.
Portfolio Turnover Risk. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.
For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance. The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns % (Class A Shares)[1,2]

1 These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The total return for Class A shares from 1/1/12—6/30/12 was 6.87%.
2 Effective May 8, 2013, the fund’s investment strategy and policies were repositioned and Quantitative Management Associates LLC (QMA) became the subadviser to the Fund. The Fund’s performance prior to May 8, 2013 is not attributable to QMA.
Best Quarter:		Worst Quarter:
12.96%	2nd Quarter 2003	-13.86%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-11) [1,2]
Return Before Taxes	One Year	Five Year	Ten Years	Since Inception
Class B shares	-6.86	-0.53	3.27	—
Class C shares	-2.86	-0.36	3.27	—
Class R shares	-1.37	0.15	N/A	3.53 (10/4/04)
Class X shares	-6.99	-0.54	N/A	3.15 (10/4/04)
Class Z shares	-0.95	0.64	4.29	—
Class A Shares %
Return Before Taxes	-6.55	-0.73	3.46	—
Return After Taxes on Distributions	-6.70	-1.42	2.74	—

Class A Shares %
Return After Taxes on Distributions and Sale of Fund Shares	-4.07	-0.80	2.81	—
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
* Effective May 8, 2013, the fund’s investment strategy and policies were repositioned and Quantitative Management Associates LLC (QMA) became the subadviser to the Fund. The Fund’s performance prior to May 8, 2013 is not attributable to QMA.
Index % (reflects no deduction for fees, expenses or taxes)
S&P 500 Index	2.09	-0.25	2.92	—
Russell 1000 Defensive Index	9.00	0.96	N/A	—
Customized Blend Index**	1.89	2.09	4.84	—
Lipper Mixed-Asset Target Allocation Growth Funds Average**	-1.30	0.63	3.80	—
**Effective May 8, 2013 the fund will no longer compare its performance to the Customized Blend Index or the Lipper Mixed-Asset Target Allocation Growth Funds Average.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Ted Lockwood	Managing Director	May 2013
		Edward L. Campbell, CFA	Principal and Portfolio Manager	May 2013
		Daniel Carlucci, CFA	Vice President and Portfolio Manager	May 2013
		Joel M. Kallman, CFA	Portfolio Manager	May 2013
		John A. Hudock, CFA	Portfolio Manager	May 2013
BUYING AND SELLING FUND SHARES
	Minimum Initial Investment	Minimum Subsequent Investment
Fund shares (most cases)	$2,500	$100
Retirement accounts and custodial accounts for minors	$1,000	$100
Automatic Investment Plan (AIP)	$50	$50
You can purchase or redeem shares through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
FINANCIAL INTERMEDIARY COMPENSATION
Potential Conflicts of Interest. If you purchase Fund shares through a financial services firm, the Fund, the Manager, or their related companies may pay the financial services firm for the sale of Fund shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Fund over another investment. Ask your financial services firm or representative for more information or visit your financial services firm's website.

By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.prudentialfunds.com
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